MAN-GLENWOOD LEXINGTON, LLC
     FINANCIAL STATEMENTS FOR THE PERIOD APRIL 1, 2003 TO
     SEPTEMBER 30, 2003

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE



INDEPENDENT AUDITORS' REPORT                                                  3

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities                                        4

   Statement of Operations                                                    5

   Statements of Changes in Net Assets                                        6

   Statement of Cash Flows                                                    7

   Notes to Financial Statements                                            8-11

INDEPENDENT ACCOUNTANTS' REPORT


To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company"), as of September 30, 2003, the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the period January 21, 2003 (inception) to March 31, 2003. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

[OBJECT OMITTED]
Chicago, Illinois
November 14, 2003

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------


ASSETS:
  Investments in the Man-Glenwood Lexington Associates Portfolio, LLC, at fair value
      (cost $16,777,672)                                                                                   $ 17,121,678
  Cash and cash equivalents                                                                                      80,242
  Fund investments made in advance                                                                            1,515,926
  Due from Adviser                                                                                              133,634
                                                                                                           ------------
TOTAL ASSETS                                                                                                 18,851,480
                                                                                                           ------------
LIABILITIES:
  Capital contributions received in advance                                                                   1,550,926
  Adviser fee payable                                                                                            11,483
  Administrative fee payable                                                                                     12,500
  Investor servicing fee payable                                                                                 17,833
  Accrued professional fees                                                                                      52,660
  Other                                                                                                          30,535
                                                                                                           ------------
TOTAL LIABILITIES                                                                                             1,675,937
                                                                                                           ------------
NET ASSETS                                                                                                 $ 17,175,543
                                                                                                           ============

COMPONENTS OF NET ASSETS:
  Represented by:
    Capital transactions--net                                                                                16,996,072
    Accumulated net investment loss                                                                            (131,894)
    Accumulated realized loss on investments                                                                    (32,641)
    Accumulated net unrealized appreciation on investments                                                      344,006
                                                                                                           ------------
NET ASSETS                                                                                                 $ 17,175,543
                                                                                                           ============
NET ASSET VALUE PER UNIT
    (Net assets divided by 167,263 units of beneficial interest)                                           $     102.69
                                                                                                           ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------


NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC:
   Interest                                                                             $     389
   Expenses                                                                              (113,206)
                                                                                        ---------
NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC                                                                (112,817)
                                                                                        ---------

FUND INVESTMENT INCOME:
  Interest                                                                                  5,593
                                                                                        ---------

TOTAL INVESTMENT INCOME                                                                     5,593
                                                                                        ---------

EXPENSES:
  Professional fee                                                                         93,951
  Investor servicing fee                                                                   22,986
  Administrator fee                                                                        12,154
  Adviser fee                                                                              11,483
  Other                                                                                    32,362
                                                                                        ---------

TOTAL EXPENSES                                                                            172,936

  Less: Voluntary expense waiver                                                         (148,266)
                                                                                        ---------

NET EXPENSES                                                                               24,670
                                                                                        ---------

NET INVESTMENT LOSS                                                                      (131,894)
                                                                                        ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Net realized loss on investments                                                        (32,641)
  Net change in unrealized appreciation on investments                                    344,006
                                                                                        ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC                                          311,365
                                                                                        ---------
INCREASE IN NET ASSETS FROM
  INVESTMENT ACTIVITIES                                                                 $ 179,471
                                                                                        =========


See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS APRIL 1, 2003 TO SEPTEMBER 30, 2003 &
JANUARY 21, 2003 (INCEPTION) TO MARCH 31, 2003

----------------------------------------------------------------------------------------------------
                                                                                   JANUARY 21, 2003
                                                          APRIL 1, 2003 TO      (INCEPTION) TO MARCH
                                                         SEPTEMBER 30, 2003           31, 2003
----------------------------------------------------------------------------------------------------
INCREASE/DECREASE IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                           $  (131,894)                $      -
  Net realized (loss) on investments                                (32,641)                       -
  Net change in unrealized appreciation on investments              344,006                        -
                                                                -----------                 --------
           Net increase in net assets from
             investment activities                                  179,471                        -
                                                                -----------                 --------
CAPITAL TRANSACTIONS:
  Capital contributions                                          16,896,072                  100,000
                                                                -----------                 --------
NET ASSETS--Beginning of period                                     100,000                        -
                                                                -----------                 --------
NET ASSETS--End of period                                       $17,175,543                 $100,000
                                                                ===========                 ========


See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
  Increase in net assets from investment activities                                     $    179,471
  Adjustments to reconcile net increase in net assets
    from investment activities to net cash used by operating activities:
    Net purchases of investments                                                         (16,777,672)
    Increase in net unrealized appreciation                                                 (344,006)
    Increase in fund investments made in advance                                          (1,515,926)
    Increase in other assets                                                                (133,634)
    Increase in adviser fee payable                                                           11,483
    Increase in administrative fee payable                                                    12,500
    Increase in accrued professional fees                                                     52,660
    Increase in investor servicing fee payable                                                17,833
    Increase in other liabilities                                                             30,535
                                                                                        ------------
           Net cash used in operating activities                                         (18,466,756)
                                                                                        ------------
FINANCING ACTIVITIES:
   Capital contributions                                                                  18,446,998
                                                                                        ------------
           Net cash provided by financing activities                                      18,446,998
                                                                                        ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                                    (19,758)
                                                                                        ------------
CASH AND CASH EQUIVALENTS--Beginning of period                                               100,000
                                                                                        ------------
CASH AND CASH EQUIVALENTS--End of period                                                $     80,242
                                                                                        ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on January 21, 2003 with operations commencing on April 1, 2003. The Company invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"). As of September 30, 2003, the Company owned 32.91% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      The Portfolio Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Portfolio Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Portfolio Company's investment adviser (the "Adviser") and also provides certain administrative services to the Company. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Funds Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company's Board of Managers approved an Investor Servicing Agreement and a General Distributor's Agreement with Man Investments, Inc.

      The Company intends to be treated as a partnership for Federal income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. The Company does not presently intend to make periodic distributions of its net income or gains, if any, to its members.

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MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.

      INVESTMENTS--The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices, which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the period ended September 30, 2003, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon profits earned by the Portfolio Company. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the period ended September 30, 2003, fees for these services ranged from 0% to 2.0% annually for management fees and 20% to 25% for incentive fees and allocations.

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES-- The Portfolio Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Company pays a quarterly fee (the "Investor Servicing Fee") computed at the annual rate of 0.50% of the aggregate value of its outstanding units, determined as of the last day of the calendar month (before any repurchases of units), to Man Investment, Inc. (the "Distributor") to reimburse it for payments made to broker-dealers and certain financial advisers that have agreed to provide ongoing investor services and account

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

      maintenance services to investors in the Company that are their customers ("Investor Service Providers") and for the Distributor's ongoing investor servicing. Each Investor Service Provider will be paid based on the aggregate value of outstanding units held by investors that receive services from the Investor Service Provider. The Company also pays an administration fee to the Adviser and SEI for the provision of certain administrative services.

      The Adviser has voluntarily reimbursed expenses in excess of 3.00% of net assets for the period April 1, 2003 through September 30, 2003.

      INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      TAXES-- The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      The Company may be subject to Illinois replacement tax. The amount of Illinois replacement tax, if any, is dependent upon the allocation of taxable income reported to the Company by the underlying investments in funds.

3.    CAPITAL STRUCTURE

      Initial and additional subscriptions for units by eligible investors are accepted on the first business day of each month through December 1, 2004, based on the Company's net asset value. It is expected that beginning January 1, 2005, units will be offered on a quarterly basis; however, the Board may reject or discontinue accepting subscriptions on a monthly or quarterly basis at any time

      There is no public market for units, and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of September 30, 2003 and December 31, 2003.

      The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units from Members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company units.

      The Company expects to pay approximately 95% of the value of units repurchased approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
 4.   FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                    FOR THE PERIOD
                                                                   APRIL 1, 2003 TO          FOR THE PERIOD
                                                                     SEPTEMBER 30,          JANUARY 21, 2003
                                                                         2003                (INCEPTION) TO
                                                                      (UNAUDITED)            MARCH 31, 2003
                                                                  -------------------------------------------

Net asset value, beginning of period                                   $     100.00                $  100.00
                                                                       ------------                ---------
Net investment loss                                                           (1.71)                       -
Realized and unrealized gains on investments                                   4.40                        -
                                                                       ------------                ---------
Total from operations                                                          2.69                        -
                                                                       ------------                ---------
Net asset value, end of period                                         $     102.69                $  100.00
                                                                       ============                =========

Net assets, end of period                                              $ 17,175,543                $ 100,000
Ratio of net investment loss to average net assets(1)(2)                    (3.34)%                    0.00%
Ratio of expenses to average net assets (1)(2)                               3.49 %                    0.00%
Total return                                                                 2.69 %                    0.00%
Portfolio Turnover                                                           0.00 %                    0.00%

  (1) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds.
  (2) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (7.09)% and 7.25%, respectively.





                                                                ******